Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Revenue
Interest	$ 24,787	$ 42,819	$ 61,777
Management fees	109,351	10,204
Total revenue	134,138	53,023	61,777
Expenses
Corporate and administrative	1,828,971	2,415,003	2,724,759
Impairment loss on exploration and evaluation assets	5,587,210	639,034
General exploration	127,353	11,861	17,269
Depreciation	163,292	20,617	18,538
Share based compensation	99,033	78,844	149,286
Interest on lease obligation	43,530
Foreign exchange loss	622	1,435	2,705
Financing transaction costs		177,503	634,912
Increase in fair value of convertible redeemable preferred shares	39,375	376,688	535,500
Increase (Decrease) in fair value of derivative liabilities	32,758	(126,951)	(562,216)
Total Expenses	7,922,144	3,594,034	3,520,753
Net Loss before the Undernoted item	(7,788,006)	(3,541,011)	(3,458,976)
Gain on Sale of Property, Plant and Equipment	2,373,261
Net Loss before Income Taxes	(5,414,745)	(3,541,011)	(3,458,976)
Deferred Income Tax Recoveries	47,481	154,676	218,232
Net Loss and Total Comprehensive Loss for the year	$ (5,367,264)	$ (3,386,335)	$ (3,240,744)
Loss per Share - Basic and Diluted (in dollars per share)	$ (0.016)	$ (0.012)	$ (0.015)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted (in shares)	334,332,582	275,760,316	215,152,381